Equity-Accounted Joint Ventures - MALT Joint Venture - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	100.00%
MALT Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	52.00%
Principal amount outstanding on secured loan facilities and finance leases	$ 147.0
Carrying value of guarantee liability	$ 0.3	$ 0.4